Note 14 - Stock-based Compensation (Detail) - Stock Option Activity (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Number Of Options [Member]
Shares issuable under options	1,729,200	1,895,550	1,850,300	1,655,000
Options exercisable - End of period	790,850
Granted	367,000	308,000	520,000
Exercised	(363,850)	(262,750)	(311,950)
Expired	(169,500)
Forfeited			(12,750)
Weighted Average Exercise Price [Member]
Shares issuable under options (in Dollars per share)	22.31	20.83	19.03	18.22
Options exercisable - End of period (in Dollars per share)	18.42
Granted (in Dollars per share)	31.48	30.78	19.15
Exercised (in Dollars per share)	19.15	19.87	14.59
Expired (in Dollars per share)	32.38
Forfeited (in Dollars per share)			16.23
Weighted Average Remaining Contractual Life In Years [Member]
Shares issuable under options	2 years 135 days
Options exercisable - End of period (in Dollars)	1,580
Options exercisable - End of period (in Dollars)	1,580
Aggregate Intrinsic Value [Member]
Shares issuable under options (in Dollars)	12,228,000
Options exercisable - End of period (in Dollars)	8,071,000
Options exercisable - End of period (in Dollars)	8,071,000